Trade Receivables - Allowances (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [Abstract]
Balance	$ 2,490	$ 2,857	$ 2,781
Allowance for expected credit losses	541	341	76
Utilized provision	(147)	(708)	0
Balance	$ 2,884	$ 2,490	$ 2,857